Nature of Operations and Summary of Significant Accounting Policies - Earnings Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net Loss Per Common Share
Net loss	$ (8,887,306)	$ (4,246,802)	$ (12,051,793)	$ (7,118,685)	$ (15,709,782)	$ (13,965,019)
LESS: CUMMULATIVE UNPAID PREFERRED DIVIDENDS	(33,778)		(33,778)		(48,409)
Net Income (Loss) Available to Common Stockholders, Basic	$ (8,921,084)	$ (4,246,802)	$ (12,085,571)	$ (7,118,685)	$ (15,758,191)	$ (13,965,019)
Weighted average common shares outstanding	24,464,979	6,536,602	21,627,532	6,328,419	11,337,482	3,897,081
Net Loss Per Common Share - basic and diluted	$ (0.36)	$ (0.65)	$ (0.56)	$ (1.12)	$ (1.39)	$ (3.58)
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			37,014,620	2,121,629	13,836,637	1,235,447
Convertible Preferred Stock
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			10,057,119		2,229,702
Stock options
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			2,723,250	862,167	2,703,587	827,543
Common Stock Warrants
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			24,234,251	1,259,462	8,903,348	407,904